Share-based payments - Summary of options outstanding (Details) Option in Millions	12 Months Ended
	Mar. 31, 2022 Option £ / shares	Mar. 31, 2021 Option £ / shares	Mar. 31, 2020 Option £ / shares	Mar. 31, 2018 Option £ / shares
Summary of options outstanding and exercisable
Outstanding shares | Option	61	62	53	46
Weighted average exercise price	£ 1.02	£ 1.07	£ 1.19	£ 1.40
Weighted average remaining contractual life	24 months	30 months
Minimum
Summary of options outstanding and exercisable
Weighted average exercise price	£ 0.91
Maximum
Summary of options outstanding and exercisable
Weighted average exercise price	£ 1.89